NON-FINANCIAL ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-financial Assets And Liabilities
Deferred tax asset, net	$ 43	$ 157
Deferred tax liability, net	(56)	(49)
Deferred tax (liability) asset	$ (13)	$ 108